Property, plant and equipment, net	12 Months Ended
Dec. 31, 2015
Property, plant and equipment, net
Property, plant and equipment, net

10.   Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Buildings	1,482,046	1,778,328
Furniture, fixtures and office equipment	92,175	101,686
Motor vehicles	29,550	29,709
Machinery and equipment	4,705,592	4,960,915
Leasehold improvements	151,959	355,009

Total	6,461,322	7,225,647
Less: accumulated depreciation	(2,759,096)	(3,254,222)

Subtotal	3,702,226	3,971,425
Construction-in-progress	464,521	393,923

Property, plant and equipment, net	4,166,747	4,365,348

As of December 31, 2015, JA Wafer R&D pledged its buildings with the net book value of RMB 31,974 to secure a short-term bank borrowing of RMB 35,000 from Bank of Jiangsu; JA Zhabei pledged its buildings with the net book value of RMB 85,599 to secure a short-term bank borrowing of RMB 140,000 from Industrial Bank; JA Lianyungang pledged its buildings with the net book value of RMB 135,100 to secure a short-term bank borrowing of RMB 52,468 from Bank of Construction; JA Hefei Technology pledged its building, machinery and equipment, and construction in progress with the net book value of RMB 776,800 to secure a long-term entrusted loan of RMB 1,440,000 from Hefei High-Tech Industrial Development Zone Management Co., Ltd.; JA Jinglong pledged its buildings with the net book value of RMB 205,051 to secure a long-term bank borrowing of RMB 69,100 from Agriculture Bank of China.

In December 2015, the Company sold certain newly purchased equipments (“leased assets”) with carrying amount of RMB 44,350 to a third party (the “purchaser-lessor”) for cash consideration of RMB 41,808. Pursuant to the terms of the contract, the Company is required to make lease payment to the purchaser-lessor quarterly for over 3 years and is entitled to obtain the ownership of these equipments at a nominal price upon the expiration of the lease. The lease is classified as capital lease.

For the years ended December 31, 2013, 2014 and 2015, total interest capitalized was RMB 39,902, RMB 38,053 and RMB29,931, respectively.

Depreciation expense was RMB 580,157, RMB 672,855 and RMB 759,611 for the years ended December 31, 2013, 2014 and 2015, respectively, and is recorded in manufacturing overhead, selling, general and administrative expenses, research and development expenses.

The Group evaluates long-lived assets for impairment if events or changes in circumstances indicated that the carrying value of such assets may not be recoverable. No impairment loss occurred in the year ended December 31, 2013, 2014 and 2015.